Loans Payable - Additional Information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Short-term loans		¥ 2,965,957		¥ 2,618,170			$ 454,553,000
Debt instrument, collateral description				As of December 31, 2019 and 2020, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515 and RMB548,474 (US$84,057), respectively, or collateralized by restricted cash balances totaling US$138,572 and US$3,550 (equivalent to RMB23,164), respectively, or collateralized by other receivables totaling nil and US$5,414 (equivalent to RMB35,326), respectively.
Debt instrument, collateralized restricted cash		23,164					3,550,000	$ 138,572,000
Debt instrument, collateralized by other receivables		¥ 35,326					$ 5,414,000	$ 0
Weighted average interest rate		4.30%		4.05%			4.30%	4.05%
Unused line of credit for short-term loans		¥ 830,054		¥ 1,620,520			$ 127,211,000
Debt instrument, face amount		17,953,650		13,577,850			2,751,517,000
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs		0	$ 0	945,749	¥ 453,802
Loans repayable maturing in one year		909,034		736,814			139,316,000
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Repayment of debt		¥ 371,058	$ 56,867,000	74,992
Accounts payable factored to financial institution					525,279
Debt securities maturity period description		the asset-back debt securities with maturities in December 2019 and December 2020	the asset-back debt securities with maturities in December 2019 and December 2020
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs					¥ 446,000
Effective interest rate					7.00%
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities | Minimum
Debt Instrument [Line Items]
Annual interest rate					5.00%
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities | Maximum
Debt Instrument [Line Items]
Annual interest rate					5.50%
Borrowings from Third-Party Investors | 2019 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Annual interest rate	5.10%
Repayment of debt		¥ 29,921	$ 4,586,000
Accounts payable factored to financial institution	¥ 587,000
Debt securities maturity period description		asset-back debt securities which mature in November 2021	asset-back debt securities which mature in November 2021
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs	¥ 500,000
Effective interest rate	5.97%
Borrowings from Third-Party Investors | Asset-Backed Debt Securities
Debt Instrument [Line Items]
Outstanding borrowings		¥ 498,252		898,097			76,360,000
Bank of China
Debt Instrument [Line Items]
Debt instrument, collateral description		As of December 31, 2018, 2019 and 2020, the repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515 and RMB548,474 (US$84,057), respectively.	As of December 31, 2018, 2019 and 2020, the repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515 and RMB548,474 (US$84,057), respectively.
Bank loan maturity period						3 years
Maximum borrowing capacity under credit facility						¥ 299,000
Annual interest rate						4.47%
Repayment of debt		¥ 274,000	$ 41,992,000	¥ 10,000	¥ 10,000
JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Debt instrument, collateral description		As of December 31, 2019 and 2020, the repayment of the loan is collateralized by two-year maturity held-to-maturity debt securities with a stated cost of US$71,000 and US$71,000 (equivalent to RMB463,275), respectively	As of December 31, 2019 and 2020, the repayment of the loan is collateralized by two-year maturity held-to-maturity debt securities with a stated cost of US$71,000 and US$71,000 (equivalent to RMB463,275), respectively
Debt instrument, collateralized asset carrying amount		¥ 463,275					71,000,000	$ 71,000,000
Bank loan maturity period				2 years
Maximum borrowing capacity under credit facility				¥ 800,000
Annual interest rate				3.55%				3.55%
Repayment of debt		34,213	$ 5,243,000	¥ 2,954
Amount borrowed under the commitment of a bank loan				447,949
Structured Payable Arrangements
Debt Instrument [Line Items]
Short-term loans		390,317					59,819,000
Debt instrument, face amount		395,943					60,681,000
Long-term Loan, Current Portion | Borrowings from Third-Party Investors | Asset-Backed Debt Securities
Debt Instrument [Line Items]
Loans repayable maturing in one year		498,252					76,360,000
Building | Bank of China
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount		548,474		561,515			84,057,000
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount		¥ 548,474		¥ 561,515			$ 84,057,000